Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Risk Management [abstract]
Summary of Exposure to Various Currencies Denominated in Foreign Currency
The tables below summarize Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2020 and 2019, as listed below. The tables do not include amounts denominated in U.S. dollars.

	December 31, 2020

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	147,877	7,186	3,675
Marketable securities	252	—	—
Accounts receivable and other	13,154	36,982	52,354
Accounts payable and accrued liabilities	(66,387)	(41,299)	(418,674)
Other non-current liabilities	(72)	(14,219)	(31,043)
Net balance	94,824	(11,350)	(393,688)

Equivalent in U.S. dollars	$74,459	$(13,909)	$(53,632)

Other foreign currency exposure is equivalent to $6,420 U.S. dollars.
23. Financial risk management (continued)

	December 31, 2019

	Canadian dollar	Euro	Turkish lira
	$	€	TRY

Cash and cash equivalents	10,204	10,692	9,930
Marketable securities	4,971	—	—
Accounts receivable and other	13,010	8,631	8,923
Accounts payable and accrued liabilities	(59,583)	(47,361)	(109,765)
Other non-current liabilities	(1,520)	(11,497)	—
Net balance	(32,918)	(39,535)	(90,912)

Equivalent in U.S. dollars	$(25,259)	$(44,213)	$(14,801)

Other foreign currency exposure is equivalent to $2,947 U.S. dollars.